Form N-1A Supplement	Nov. 17, 2025
Defiance Leveraged Long EOSE ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated October 29, 2025

Effective immediately, the Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to the Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Fund Name	Old Ticker Symbol	New Ticker Symbol
Defiance Leveraged Long EOSE ETF	EOSU	EOSX

Please retain this Supplement for future reference.